Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Quarterly Financial Data [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 358,274	$ 141,447	$ 148,605	$ 176,297	$ 65,167	$ 74,399	$ 87,211	$ 119,938	$ 55,921	$ 482,443	$ 241,464	$ 531,515	$ 337,469	$ 233,688
Operating Income (Loss)	124,154	35,862	40,443	57,435	(1,410)	17,265	29,599	45,685	3,739	131,428	56,025	132,329	96,288	43,156
Net Income (Loss) Attributable to Parent	$ 90,416	$ 20,049	$ 23,716	$ 39,070	$ (1,688)	$ 12,886	$ 22,238	$ 34,663	$ 2,792	$ 91,253	$ 37,382	$ 81,147	$ 72,579	$ 34,899
Earnings Per Share [Abstract]
Basic (in dollars per share)	$ 0.56	$ 0.15	$ 0.23	$ (0.56)	$ (0.05)	$ 0.11	$ 0.22	$ 0.37	$ 0	$ 0.56	$ (0.62)	$ (0.16)	$ 0.70	$ 0.27
Diluted (in dollars per share)	$ 0.55	$ 0.13	$ 0.17	$ (0.56)	$ (0.05)	$ 0.09	$ 0.17	$ 0.26	$ 0	$ 0.55	$ (0.62)	$ (0.16)	$ 0.55	$ 0.23